Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Supplemental Cash Flow Information
NOTE 18 – SUPPLEMENTAL CASH FLOW INFORMATION
a) Changes in
non-cash
working capital

	Nine months ended September 30,
	2022	2021
Trade and other receivables decrease (increase)	$3,776,478	$(3,424,370)
Long-term receivables decrease	533,888	1,910,730
Prepaid expenses and other assets (increase)	(78,345)	(528,557)
Trade payables and accrued liabilities increase (decrease)	2,423,149	(438,927)
Deferred revenue increase	1,590,644	132,553

Increase (decrease) in working capital	$8,245,814	$(2,348,571)

b) Changes in liabilities arising from financing activities

	Nine months ended September 30,
	2022	2021
Balance of loans, borrowings and PPP loans, beginning of period	$13,215,601	$14,102,718
New advances	25,261,685	7,964,784
Repayments of principal	(10,446,351)	(7,765,764)
Repayments of interest	(1,732,966)	(665,097)
Liability related items
Forgiveness of PPP Loans 1	—	(965,871)
Finance fees paid	(300,707)	—
Non-cash related items
Accretion of interest and debt issuance costs	1,598,734	663,880
Loss on debt modification	161,698	—
Benefit from below market interest rate	—	(117,482)
Deconsolidation of subsidiary 2	(2,803,315)	—
Foreign exchange and other	1,927,963	100,213

Balance of loans, borrowings and PPP loans, end of period	$26,882,342	$13,317,381

1	Paycheck Protection Plan (“PPP”) loans as described in the 2021 Annual Financial Statements.
2	See Note 15
c)
Non-cash
investing and financing activities

	Nine months ended September 30,
	2022	2021
Non-cash accretion of interest included in finance costs 1	$1,278,671	$2,289,481
Addition of right-of-use assets 2	6,874,258	—
Addition to lease liabilities 2	6,758,036	—
Non-cash broker warrants compensation	—	294,894

1	Associated mainly with convertible debentures.
2	Associated mainly with Calgary lease described in Note 6 and one other new lease in the nine months ended September 30, 2022.

NOTE 30 – SUPPLEMENTAL CASH FLOW INFORMATION
a) Changes in non-cash working capital

	2021	2020	2019

Trade and other receivables (increase)	$ (3,342,737)	$ (2,006,780)	$ (169,896)

Long-term receivables decrease (increase)	1,682,646	(924,625)	(3,662,207)

Prepaid expenses and other assets decrease (increase)	(591,737)	(1,119,123)	150,991

Trade payables and accrued liabilities (decrease) increase	(782,561)	2,513,477	1,102,361

Deferred revenue increase	1,045,868	632,839	447,511

Decrease in working capital	$ (1,988,521)	$ (904,212)	$ (2,131,240)
b) Changes in liabilities arising from financing activities

	2021	2020	2019

Balance of loans, borrowings and PPP loans, beginning of year	$ 14,102,718	$ 13,973,055	$ 78,285

New advances	10,664,916	8,726,766	16,539,700

Repayments of principal	(9,781,554)	(9,011,638)	(6,787,528)

Repayments of interest	(757,950)	(642,809)	(500,413)

Liability assumed	–	–	2,904,355

Liability related items

Assumption of loans in business combination	–	371,609	1,339,546

Forgiveness of PPP Loans	(1,835,237)	(124,507)	–

Finance fees paid	(191,310)	–

Non-cash related items

Accretion of interest and debt issuance costs	869,567	959,058	445,762

Loss on debt modification	138,908	–	–

Foreign exchange and other	5,543	(148,816)	(46,652)

Balance of loans, borrowings and PPP loans, end of year	$ 13,215,601	$ 14,102,718	$ 13,973,055

c) Non-cash investing and financing activities

For the years ended December 31,		2021	2020	2019

Value of shares issued in business combination		$–	$8,186,620	$13,320,000

Value of shares issued on conversion of 2021 Debentures	14(b)	$14,436,728	$–	$–

Value of share issued on conversion of 2019 Debentures		$–	$50,000	$–

Value of shares issued on AirFusion asset acquisition		$–	$820,000	$–

Settlement of liabilities through issuance of common shares or RSUs		$–	$143,002	$84,252

Non-cash accretion of interest included in finance cost		$3,015,294	$2,145,706	$909,158

Non-cash broker warrants compensation	19(b)	$294,894	$–	$–

Non-cash underwriter warrants compensation	19(b)	$162,947	$–	$–

Non-cash warrants consideration associated with credit facility		$195,066	$–	$–

Shares issued to extinguish the loan from Flow Capital		$–	$–	$606,495

Addition to right-of-use assets		$–	$599,861	$468,703

Addition to lease liabilities		$–	$599,861	$586,000